Deferred Revenue - Additional Information (Details) $ in Thousands				12 Months Ended
	Oct. 31, 2023 USD ($) oz $ / Ounce	Jun. 23, 2023 USD ($) oz	Mar. 24, 2023 USD ($) oz $ / Ounce	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Contract liabilities				$ 234,133	$ 0
Revenue from contracts with customers				$ 1,088,191	952,196
Sandbox arrangement
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Amount of gold ounces produced (ounces) | oz	500
Percentage of gold ounces produces	1.80%
Gold ounces produced, monthly percentage basis	100.00%
Gold ounces production limit (ounces) | oz	90,000
Upfront payment received	$ 75,000
Contract liability, percentages of consideration from purchaser	20.00%
Contract liability, option to settle early, percentage of delivery obligation	75.00%
Contract liability, early settlement, spot gold price threshold (less than) (usd per ounce) | $ / Ounce	2,000
Contract liability, total amount of gold ounces delivered (ounces) | oz				1,000
Contract liabilities				$ 75,061	0
Contract liability, effective interest rate				15.60%
Revenue from contracts with customers				$ 2,300
Gold prepay transactions
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Upfront payment received			$ 140,100
Contract liability, total amount of gold ounces delivered (ounces) | oz		5,797	79,310
Contract liabilities				$ 159,072	$ 0
Proceeds from contract liabilities		$ 9,900	$ 139,500
Contract liability, transaction cost			$ 600
Contract liability, gold ounces delivered per month (ounces) | oz		264	3,605
Contract liability, total prepayments			$ 150,000
Contract liability, prepayments at fixed price basis			90,100
Contract liability, prepayments at spot price basis			59,900
Contract liability, prepayments at spot price basis, Initial threshold			$ 50,000
Contract liability, spot price basis of per ounce, remaining threshold (usd per ounce) | $ / Ounce			2,109
Contract liability, prepayments at spot price basis, remaining threshold			$ 9,900
Contract liability, effective weighted average interest rate				8.00%
Contract liability, spot price basis of per ounce (usd per ounce) | $ / Ounce			2,170